Share-based compensation plan - Amounts recognized in the financial statements (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans	R$ 331,590	R$ 361,974